Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 16,107,158	¥ 15,371,801
Bonds	14,075,084	11,984,994
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	9,335,180	7,727,243
SMFG [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	9,961,308	8,280,718
Guarantee deposit	626,000	508,000
SMFG [member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	1,449,000	1,098,000
SMFG [member] | Unsubordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	8,539,000	7,197,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	5,000	200
SMFG [member] | Subsidiaries [Member] | Unsubordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	22,000	15,000
SMFG [member] | Subordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,000	41,000
SMFG [member] | Unsubordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 357,000	¥ 314,000